Goodwill and Other Intangible Assets (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Changes in Goodwill
Balances at the beginning of the period	273,666
Impairment of goodwill	(273,382)
Disposal of a subsidiary	(284)